Employee Benefits - Plan Investment Assets Measured at Fair Value (Details) - Pension Plans - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Plan assets	$ 7,779	$ 7,375	$ 8,113
Level 1, Level 2, and Level 3 total
Defined Benefit Plan Disclosure [Line Items]
Plan assets	68	2,562
Level 1, Level 2, and Level 3 total | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Plan assets	68	202
Level 1, Level 2, and Level 3 total | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets	0	1,816
Level 1, Level 2, and Level 3 total | Mutual funds, Debt securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets	0	382
Level 1, Level 2, and Level 3 total | Mutual funds, Emerging markets equity securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets	0	156
Level 1, Level 2, and Level 3 total | Other
Defined Benefit Plan Disclosure [Line Items]
Plan assets	0	6
Level 1
Defined Benefit Plan Disclosure [Line Items]
Plan assets	68	1,163
Level 1 | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Plan assets	68	202
Level 1 | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets	0	961
Level 1 | Mutual funds, Debt securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets	0	0
Level 1 | Mutual funds, Emerging markets equity securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets	0	0
Level 1 | Other
Defined Benefit Plan Disclosure [Line Items]
Plan assets	0	0
Level 2
Defined Benefit Plan Disclosure [Line Items]
Plan assets	0	1,393
Level 2 | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Plan assets	0	0
Level 2 | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets	0	855
Level 2 | Mutual funds, Debt securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets	0	382
Level 2 | Mutual funds, Emerging markets equity securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets	0	156
Level 2 | Other
Defined Benefit Plan Disclosure [Line Items]
Plan assets	0	0
Level 3
Defined Benefit Plan Disclosure [Line Items]
Plan assets	0	6	$ 4	$ 6
Level 3 | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Plan assets	0	0
Level 3 | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets	0	0
Level 3 | Mutual funds, Debt securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets	0	0
Level 3 | Mutual funds, Emerging markets equity securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets	0	0
Level 3 | Other
Defined Benefit Plan Disclosure [Line Items]
Plan assets	0	6
Net asset value per share | Collective investment funds, Domestic equity securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets	1,546	1,494
Net asset value per share | Collective investment funds, Domestic mid-small cap equity securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets	406	313
Net asset value per share | Collective investment funds, International equity securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets	981	620
Net asset value per share | Collective investment funds, Domestic real estate securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets	142	144
Net asset value per share | Collective investment funds, Fixed income
Defined Benefit Plan Disclosure [Line Items]
Plan assets	2,295	0
Net asset value per share | Real estate funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets	746	763
Net asset value per share | Hedge funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets	412	451
Net asset value per share | Private equity funds
Defined Benefit Plan Disclosure [Line Items]
Plan assets	$ 1,183	$ 1,028